Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (19.1%)
Alphabet, Inc. - Class A *	9,816	11,406
Alphabet, Inc. - Class C *	43,502	50,585
Electronic Arts, Inc. *	17,185	1,721
Facebook, Inc. - Class A *	334,881	55,858
IAC/InterActiveCorp *	26,101	4,678
Match Group, Inc. *	1,128	74
Netflix, Inc. *	59,463	22,328
Spotify Technology SA *	20,822	2,529
Tencent Holdings, Ltd.	518,400	25,278

Total		174,457

Consumer Discretionary (20.6%)
Alibaba Group Holding, Ltd., ADR *	219,733	42,734
Amazon.com, Inc. *	50,613	98,681
Aptiv PLC	6,253	308
Booking Holdings, Inc. *	6,063	8,157
Chipotle Mexican Grill, Inc. *	2,421	1,584
Dollar General Corp.	77,493	11,702
Dollar Tree, Inc. *	8,298	610
Ferrari NV	395	60
Hilton Worldwide Holdings, Inc.	29,647	2,023
Lululemon Athletica, Inc. *	24,679	4,678
Marriott International, Inc. - Class A	25,285	1,891
McDonald’s Corp.	7,400	1,223
NIKE, Inc. - Class B	38,514	3,187
Restaurant Brands International, Inc.	4,252	170
Ross Stores, Inc.	85,605	7,445
The TJX Cos., Inc.	39,224	1,875
Trip.com Group, Ltd. *	18,662	438
Wynn Resorts, Ltd.	5,351	322
Yum! Brands, Inc.	8,517	584

Total		187,672

Consumer Staples (0.0%)
Constellation Brands, Inc. - Class A	3,496	501
Philip Morris International, Inc.	395	29

Total		530

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Energy (0.0%)
Concho Resources, Inc.	795	34
Pioneer Natural Resources Co.	2,877	202

Total		236

Financials (4.1%)
American International Group, Inc.	17,781	431
The Charles Schwab Corp.	34,120	1,147
Chubb, Ltd.	19,839	2,216
Citigroup, Inc.	4,015	169
The Goldman Sachs Group, Inc.	14,473	2,237
Intercontinental Exchange, Inc.	61,942	5,002
JPMorgan Chase & Co.	1,570	141
Marsh & McLennan Cos., Inc.	36,843	3,185
Morgan Stanley	98,196	3,339
MSCI, Inc.	5,200	1,503
S&P Global, Inc.	25,779	6,317
State Street Corp.	24,096	1,284
TD Ameritrade Holding Corp.	42,372	1,469
Willis Towers Watson PLC	50,986	8,660

Total		37,100

Health Care (16.2%)
Abbott Laboratories	8,146	643
AbbVie, Inc.	8,571	653
Agilent Technologies, Inc.	986	71
Alexion Pharmaceuticals, Inc. *	28,531	2,562
Amgen, Inc.	3,673	745
Anthem, Inc.	32,389	7,353
Becton Dickinson and Co.	38,268	8,793
Biogen, Inc. *	4,400	1,392
Centene Corp. *	144,618	8,592
Cigna Corp.	103,577	18,352
Danaher Corp.	83,815	11,601
Exact Sciences Corp. *	25,387	1,472
HCA Healthcare, Inc.	30,469	2,738
Incyte Corp. *	15,300	1,120
Intuitive Surgical, Inc. *	26,377	13,062
Regeneron Pharmaceuticals, Inc. *	1,500	732
Seattle Genetics, Inc. *	6,871	793
Stryker Corp.	88,109	14,669
Teleflex, Inc.	691	202

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Thermo Fisher Scientific, Inc.	37,409	10,609
UnitedHealth Group, Inc.	75,724	18,884
Veeva Systems, Inc. - Class A *	7,737	1,210
Vertex Pharmaceuticals, Inc. *	78,311	18,634
Zoetis, Inc.	24,012	2,826

Total		147,708

Industrials (3.9%)
The Boeing Co.	27,106	4,043
Canadian Pacific Railway, Ltd.	9,249	2,031
Cintas Corp.	4,106	711
CoStar Group, Inc. *	8,837	5,189
Equifax, Inc.	24,508	2,927
Fortive Corp.	4,956	274
General Electric Co.	81,623	648
Honeywell International, Inc.	10,104	1,352
IHS Markit, Ltd.	6,014	361
Kansas City Southern	10,552	1,342
L3Harris Technologies, Inc.	15,872	2,859
Norfolk Southern Corp.	10,628	1,552
Northrop Grumman Corp.	11,503	3,480
Roper Technologies, Inc.	19,252	6,003
Union Pacific Corp.	16,472	2,323
United Continental Holdings, Inc. *	5,709	180

Total		35,275

Information Technology (35.1%)
Advanced Micro Devices, Inc. *	86,800	3,948
Apple, Inc.	113,708	28,915
Applied Materials, Inc.	80,820	3,703
Atlassian Corp. PLC *	21,030	2,887
Automatic Data Processing, Inc.	3,402	465
Citrix Systems, Inc.	2,600	368
Coupa Software, Inc. *	1,785	249
DocuSign, Inc. *	33,253	3,072
Fidelity National Information Services, Inc.	129,563	15,760
Fiserv, Inc. *	143,788	13,658
FleetCor Technologies, Inc. *	8,993	1,677
Global Payments, Inc.	113,227	16,331
Intuit, Inc.	78,362	18,023
KLA-Tencor Corp.	2,636	379

Growth Stock Portfolio

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Lam Research Corp.	12,339	2,961
Marvell Technology Group, Ltd.	172,124	3,895
Mastercard, Inc. - Class A	113,225	27,351
Maxim Integrated Products, Inc.	16,985	826
Microsoft Corp.	337,256	53,189
Motorola Solutions, Inc.	565	75
NVIDIA Corp.	34,680	9,142
Paycom Software, Inc. *	8,173	1,651
PayPal Holdings, Inc. *	158,770	15,201
QUALCOMM, Inc.	16,990	1,149
salesforce.com, Inc. *	122,682	17,664
ServiceNow, Inc. *	71,427	20,469
Splunk, Inc. *	55,302	6,981
Synopsys, Inc. *	24,726	3,184
Texas Instruments, Inc.	15,781	1,577
Visa, Inc. - Class A	209,494	33,754
VMware, Inc. - Class A *	26,878	3,255
Workday, Inc. - Class A *	64,673	8,422

Total		320,181

Materials (0.5%)
Air Products and Chemicals, Inc.	476	95
Linde PLC	16,376	2,833
The Sherwin-Williams Co.	3,357	1,543

Total		4,471

Real Estate (0.0%)
American Tower Corp.	1,152	251

Total		251

Utilities (0.1%)
NextEra Energy, Inc.	435	105
Sempra Energy	7,691	869

Total		974

Total Common Stocks (Cost: $852,491)		908,855

Short-Term Investments (0.2%)
Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	2,085,138	2,085

Total		2,085

Total Short-Term Investments (Cost: $2,085)		2,085

Short-Term Investments (0.2%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued

Total Investments (99.8%) (Cost: $854,576)@		910,940

Other Assets, Less Liabilities (0.2%)		1,729

Net Assets (100.0%)		912,669

Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $854,576 and the net unrealized appreciation of investments based on that cost was $56,364 which is comprised of $134,477 aggregate gross unrealized appreciation and $78,113 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$149,179	$25,278	$—
All Others	734,398	—	—
Short-Term Investments	2,085	—	—

Total Assets:	$885,662	$25,278	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand